UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-21399
                                  -------------------------------------


                           The Aegis Funds
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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           (Address of principal executive offices) (Zip code)


                         Aegis Financial Corp.
          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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                 (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:    03/31/06
                         -----------------





Item 1.  Schedule of Investments


Aegis High Yield Fund
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)


Corporate Bonds - 86.1%                  Principal Amount  Market Value
-----------------------                  ----------------  ------------

Industrial Cyclicals - 7.5%

Tembec Industries Sr. Unsec. Notes 8.625% 6/30/09 100,000     $ 60,750

Resolution Performance Products
   Sr. Subord. Nt. 13.50% 11/15/10                100,000      107,375
                                                               -------
                                                               168,125

Health Care - 4.6%

Biovail Corp. Sr. Sub. Notes 7.875% 4/1/10        100,000      102,500
                                                               -------
                                                               102,500

Retail and Wholesale - 13.7%

Marsh Supermarkets Inc. Sr.
   Subord. Notes 8.875% 8/1/07                    125,000      116,562

Ingles Markets Inc. Sr. Sub. Notes 8.875% 12/1/11 100,000      105,000

Finlay Fine Jewelry Corp. Sr. Notes 8.375% 6/1/12 100,000       88,375
                                                               -------
                                                               309,937

Transportation - 4.2%

Sea Containers Ltd. Sr. Notes 7.875% 2/15/08      100,000       94,000
                                                               -------
                                                                94,000

Financial Services - 12.2%

Ford Motor Credit Notes 6.50% 1/25/07             100,000       99,637

GMAC Sr. Unsec. Notes 5.85% 1/14/09               100,000       93,580

PMA Capital Sr. Notes 8.50% 6/15/18                80,000       80,880
                                                               -------
                                                               274,097

Industrial Services - 8.6%

Allied Waste N.A. Sr. Notes 6.50% 11/15/10        100,000       99,250

Great Lakes Dredge & Dock Corp.
   Sr. Subordinated Notes 7.75% 12/15/13          100,000       94,000
                                                               -------
                                                               193,250

Energy & Natural Resources - 4.5%

El Paso Corp. Debentures 6.50% 6/1/08  144A*      100,000      100,250
                                                               -------
                                                               100,250

Consumer Products - 8.8%

Tommy Hilfiger Gtd. Notes 6.85% 6/1/08            100,000      103,000

North Atl. Trading Inc. Sr. Notes 9.25% 3/1/12    150,000       96,750
                                                               -------
                                                               199,750

Consumer Services - 8.9%

Mohegan Tribal Gaming Authority
   Sr. Subordinated Notes 6.375% 7/15/09          100,000      100,000

Service Corp. Intl. Sr. Unsec. Nts. 6.50% 3/15/08 100,000      101,000
                                                               -------
                                                               201,000

Technology and Communications - 13.1%

GTE Hawaiian Telephone Debentures 7.375% 9/1/06   100,000      100,500

Unisys Corp. Sr. Notes 7.875% 4/1/08              100,000      100,375

Intelsat Ltd. Sr. Notes 5.25% 11/1/08             100,000       95,000
                                                               -------
                                                               295,875
                                                             ---------

Total Corporate Bonds - (Cost $2,015,756)                    1,938,784


Common Stocks - 3.3%                            Shares     Market Value
--------------------                            ------     ------------

Mirant Corporation                               3,000          75,000
                                                                ------
Total Common Stocks - (Cost $40,852)                            75,000


Investment Companies - 3.8%                     Shares     Market Value
---------------------------                     ------     ------------

Federated Prime Obligations Fund                84,843          84,843
                                                               -------
Total Investment Companies - (Cost $84,843)                     84,843


Short-Term Investments - 5.3%                Face Amount   Market Value
                                             -----------   ------------

U.S. Treasury Bills due 4/20/06                120,000         119,709
                                                               -------
Total Short-Term Investments - (Cost $119,709)                 119,709

                                                             ---------
Total Investments - 98.5% (Cost $2,261,190)                  2,218,336

Other Assets and Liabilities - 1.5%                             32,684
                                                             ---------
Net Assets - 100.0%                                         $2,251,020
                                                             =========


*144A represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A of the Securities Act of 1933, as amended.






ITEM 2.  CONTROLS AND PROCEDURES

(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 11.  Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.



SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)* /s/William S. Berno
William S. Berno, President

Date:  May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/William S. Berno
William S. Berno, President

Date:  May 25, 2006

By (Signature and Title)* /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:  May 25, 2006